Regulatory Matters - Summary of Additional Significant Riders Associated with Various Virginia Power Projects (Detail) - Virginia Electric and Power Company $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Rider BW
Public Utilities General Disclosures [Line Items]
Application Date	2019-10
Approval Date	Pending
Rate Year Beginning	2020-09
Total Revenue Requirement (millions)	$ 120
Increase (decrease) in revenue requirement	$ 1
Rider US-2
Public Utilities General Disclosures [Line Items]
Application Date	2019-10
Approval Date	Pending
Rate Year Beginning	2020-09
Total Revenue Requirement (millions)	$ 10
Increase (decrease) in revenue requirement	$ (5)